Income Taxes - Schedule of Recognized in Consolidated Statement of Other Comprehensive Income (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Unrealized loss on cash flow hedges	$ (293)	$ (191)	$ 745
Exchange differences on translation of foreign operations	(2,647)	387	4,478
Remeasurements of the net defined benefit liability	287	(154)	(49)
Share of the other comprehensive income of equity accounted investees	989	(1,465)	(1,385)
Total income tax cost recognized in OCI	$ (1,664)	$ (1,423)	$ 3,789